                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                              225 Liberty Street - 11th Floor
                                  New York, New York 10281

January 7, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

     Re:  Registration  Statement on Form N-14 for OFI Tremont  Core  Strategies
          Hedge Fund; Proxy Materials for OFI Tremont Market Neutral Hedge Fund

To the Securities and Exchange Commission:

     Enclosed for filing with the  Securities  and Exchange  Commission  ("SEC")
under the Securities Act of 1933, as amended (the "1933 Act"), is  Pre-effective
Amendment No. 1 to the  Registration  Statement on Form N-14 (the  "Registration
Statement")  of  OFI  Core  Strategies  Hedge  Fund  (the  "Registrant")  and an
effective date acceleration request letter.

     The purpose of this filing is to file a delaying amendment pursuant to Rule
473  under  the  Securities  Act of 1933.  On  January  4,  2008,  we filed  the
Registration  Statement on Form N-14. On the facing page of that filing, we made reference  to Rule 488  under  the  Securities  Act of 1933,  as  amended,  in a statement that it is proposed that the filing will become  effective on February
4, 2008.  This  reference  was  incorrect,  as the  Registrant  is a  closed-end investment company.

     Under separate letter, the Fund and OppenheimerFunds Distributor, Inc., the
Fund's principal underwriter,  are both requesting acceleration of the effective date of the Registration Statement to February 4, 2008, or as soon thereafter as practicable.  We plan  to  start  mailing  the  combined  prospectus  and  proxy statement to  shareholders  of OFI Tremont Market Neutral Hedge Fund on or about
February 11, 2008.

     The Staff is requested to address any comments or questions you may have on this filing to:

                  Taylor V. Edwards
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street New York, NY  10281
                  212.323.0310
                  tedwards@oppenheimerfunds.com

      Thank you for your assistance.

Sincerely,

/s/ Mitchell J. Lindauer
--------------------------------------
Mitchell J. Lindauer
Vice President and Assistant General Counsel
Tel.: 212.323.0254
Fax: 212.323.4070

cc:   Mr. Larry Greene, Securities and Exchange Commission
      Taylor Edwards
      Gloria LaFond